Consolidated Supplemental Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Disclosure
Interest (net of capitalized interest of $2,792 and $397 respectively)	$ 0	$ 6,099
Taxes	0	0
Non-cash investing and financing activities:
Shares issued in settlement of debt and other liabilities	467	9,840
Shares issued for stock compensation to third parties	443	321
EverOn Energy LLC [Member]
Non-cash investing and financing activities:
Fair value of noncontrolling interest contributed for 49% of EverOn	20,411
Fair value of 20,000 Series B Convertible Preferred Shares	30,523
OASIS system contributed as Additional paid in capital	860
Capitalized costs contributed	5,150
Total consideration	56,944
Rescission of the Liion Transaction [Member]
Non-cash investing and financing activities:
Intangible assets	1,665
Accounts payable	(70)
Non-Convertible Debt, Short Term , net of debt discount	(433)
Non-Convertible Debt, Long Term	(1,129)
Loss on transaction	34
Discontinued Operations, Disposed of by Sale [Member] | MH02 and Italian SPV's [Member]
Non-cash investing and financing activities:
Cash	47
Net Taxes Recoverable	347
Due from / to related parties	(18)
Capitalized costs	3,815
Accounts payable	(150)
Accrued liabilities	(544)
Taxes payable	(13)
Non-Convertible Debt, Short Term	(15,994)
Gain (loss) on foreign currency exchange rates	546
(Gain) on disposal	(11,965)
Due from/to related parties	18
(Gain) on disposal	11,965
Discontinued Operations, Disposed of by Sale [Member] | Spanish Assets [Member]
Non-cash investing and financing activities:
Due from / to related parties	(18)
Accounts payable	(196)
Accrued liabilities	(195)
Taxes payable	(1)
Non-Convertible Debt, Short Term	(2,773)
(Gain) on disposal	(3,582)
Due from/to related parties	18
Operating Leases Short Term	(29)
Capital Leases, Long Term	(407)
(Gain) on disposal	3,582
LiiON [Member]
Non-cash investing and financing activities:
Fair value of Series B Convertible Preferred shares issued for settlement of SAA	0	288
Debt assumed from related party	0	1,537
Joint Venture [Member]
Non-cash investing and financing activities:
Fair value of Series B Convertible Preferred shares issued for settlement of SAA	0	1,190
Related Party [Member]
Non-cash investing and financing activities:
Fair value of Series B Convertible Preferred shares issued for settlement of SAA	1,418	0
Debt assumed from related party	250	0
Series B Preferred Stock [Member]
Non-cash investing and financing activities:
Fair value of Series B Convertible Preferred shares issued for settlement of SAA	1,755	0
Series C Preferred Stock [Member]
Non-cash investing and financing activities:
Fair value of Series B Convertible Preferred shares issued for settlement of SAA	2,831	0
Conversion of Note Into Common Stock [Member]
Non-cash investing and financing activities:
Debt Conversion, Converted Instrument, Amount	$ 2,337	$ 2,940